Short-Term Investments	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 3 — SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2025 and 2024 consist of the following:

	As of December 31,
	2025	2024
Investment in equity securities with readily determinable fair value	$5,732,433	$1,390,475

During the years ended December 31, 2025, 2024 and 2023, $939,352, $(398,654) and $1,359 of unrealized gain (loss) from investment in equity securities were included in other income, net in the statement of operation and comprehensive income (loss), respectively.

During the years ended December 31, 2025, 2024 and 2023, $692,399, $nil and $nil of realized gain from investment in equity securities were included in other income, net in the statement of operation and comprehensive income (loss), respectively.